Consolidated Statements of Shareholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2009	$ 925,492	$ 235,588,391	$ (5,060,620)	$ 231,453,263
Balance (in Shares) at Dec. 31, 2009	30,849,711
Net income (loss)			(6,605,850)	(6,605,850)
Issuance of restricted shares for stock incentive award and share-based compensation	4,575	691,540		696,115
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	152,500
Dividends declared (see Note 13)			(6,848,536)	(6,848,536)
Balance at Dec. 31, 2010	930,067	236,279,931	(18,515,006)	218,694,992
Balance (in Shares) at Dec. 31, 2010	31,002,211
Net income (loss)			1,115,989	1,115,989
Issuance of restricted shares for stock incentive award and share-based compensation	4,950	563,539		568,489
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	165,000
Dividends declared (see Note 13)			(8,457,722)	(8,457,722)
Balance at Dec. 31, 2011	935,017	236,843,470	(25,856,739)	211,921,748
Balance (in Shares) at Dec. 31, 2011	31,167,211
Net income (loss)			(13,198,741)	(13,198,741)
Issuance of shares in “Rights Offering Program, net of issuance costs”	415,562	14,252,617		14,668,179
Issuance of shares in “Rights Offering Program, net of issuance costs” (in Shares)	13,852,094			13,852,094
Issuance of restricted shares for stock incentive award and share-based compensation	9,009	662,372		671,381
Issuance of restricted shares for stock incentive award and share-based compensation (in Shares)	300,300
Dividends declared (see Note 13)			(4,436,421)	(4,436,421)
Balance at Dec. 31, 2012	$ 1,359,588	$ 251,758,459	$ (43,491,901)	$ 209,626,146
Balance (in Shares) at Dec. 31, 2012	45,319,605